Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 630,815,089	$ 384,709,707	$ 1,867,913,141	$ 1,049,698,579
Incentive for automotive fuels	28,665,402	0	103,720,586	0
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	612,591,402	373,459,143	1,819,245,409	1,007,775,720
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,223,687	11,250,564	48,667,732	41,922,859
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	154,970,402	132,281,457	463,131,305	338,933,229
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	61,332,876	45,154,140	180,429,579	133,334,088
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	305,231,703	185,808,108	951,074,283	539,701,742
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	79,321,444	20,051,772	164,996,410	34,251,563
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,293,262	1,414,230	4,560,978	3,477,957
Petroleum Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Incentive for automotive fuels	28,665,402		103,720,586
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	217,473,641	137,728,568	677,579,833	357,134,132
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,527,704	38,702,703	121,789,461	106,071,996
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,077,940	17,340,818	52,279,750	49,163,943
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	322,070,402	190,937,618	912,543,511	537,328,508
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	154,179,913	128,928,549	462,534,377	335,677,928
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	154,156,160	128,897,928	462,454,632	335,604,545
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,753	30,621	79,745	73,383
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	154,114,802	128,839,179	462,275,705	335,467,813
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,358	58,749	178,927	136,732
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,753	30,621	79,745	73,383
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	93,636,395	73,764,760	299,855,589	190,703,167
Exploration and Production | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,547,831	37,747,348	110,614,077	97,011,172
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,930,576	17,327,071	51,806,039	47,753,474
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,111	89,370	258,672	210,115
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	323,443,134	174,624,189	942,712,193	493,236,168
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	305,782,974	163,799,735	896,577,312	452,221,209
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,660,160	10,824,454	46,134,881	41,014,959
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,893,671	26,658,180	98,482,899	80,937,016
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	256,507,009	143,534,048	723,842,052	400,547,323
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,071,502	4,170,693	15,818,232	11,315,992
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	305,550	261,268	848,424	435,837
Industrial Transformation | Petroleum Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Incentive for automotive fuels	28,665,402		103,720,586
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	294,777,732	174,624,189	838,991,607	493,236,168
Incentive for automotive fuels	28,665,402		103,720,586
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	424,185	726,852	1,179,703	2,134,218
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	424,185	726,852	1,179,703	2,134,218
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	424,185	726,852	1,179,703	2,134,218
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	424,185	726,852	1,179,703	2,134,218
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,489,749		189,995,176
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,490,302		189,158,354
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(553)		836,822
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(4,592,291)
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,654,126		64,698,229
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63,428,467		124,460,125
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(553)		836,822
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,489,749		189,995,176
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,497,849	76,449,360	256,348,468	209,462,620
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	84,962,122	76,055,408	254,743,701	208,636,965
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	535,727	393,952	1,604,767	825,655
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	855,600	3,442,278	855,600	3,465,416
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,990,138	18,437,211	81,767,753	52,260,340
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,070,568	42,274,060	162,534,002	139,154,419
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,045,816	11,901,859	9,586,346	13,756,790
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	535,727	393,952	1,604,767	825,655
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	60,755,674	62,211,796	186,156,710	163,210,462
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,537,791	855,572	7,685,362	8,634,286
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,852,636)	13,747	473,711	1,410,469
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,057,020	13,368,245	62,032,685	36,207,403
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	169	292	697	1,349
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	169	292	697	1,349
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	169	292	697	1,349
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	169	292	697	1,349
Other operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,780,090	3,980,465	15,142,527	9,186,296
Other operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,775,659	3,979,220	15,131,707	9,178,783
Other operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,431	1,245	10,820	7,513
Other operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,775,659	3,979,220	15,131,707	9,178,781
Other operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,431	1,245	10,820	7,515
Other operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	591,823	1,752,012	1,572,358	3,220,503
Other operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	442,082	99,783	3,490,022	426,538
Other operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,746,185	$ 2,128,670	$ 10,080,147	$ 5,539,255